BUSINESS COMBINATIONS - Acquisition of Wowo (Details) - YDS - CNY (¥) ¥ in Thousands	Dec. 02, 2019	Mar. 14, 2018	May 04, 2017
BUSINESS COMBINATIONS
Equity interest acquired (in percent)			79.17%
Total consideration		¥ 845
Fair values of the assets acquired and liabilities assumed at the date of acquisition
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee	¥ 4,040